Stock-based Compensation (Options Activity) (Details) - Stock Option Awards [Member] - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock option awards general disclosure
Period of continuance employment to be eligible to exercise stock options	4 years
Period of time options are generally not exercisable	12 months
Stock option award expiration term	10 years
Remaining common stock authorized for future issuances under plan (in shares)	16.2
Stock options granted	1.0	1.2	0.9
Roll forward of outstanding stock options
Options outstanding at beginning of period	5.3
Granted	1.0	1.2	0.9
Forfeited/Cancelled	0.0
Exercised	(1.2)
Options outstanding at end of period	5.1	5.3
Options exercisable at end of period	2.7
Roll forward of outstanding nonvested stock options
Nonvested options outstanding at beginning of period	2.4
Granted	1.0	1.2	0.9
Forfeited/Cancelled	0.0
Vested	(1.0)
Nonvested options outstanding at end of period	2.4	2.4
Options outstanding weighted-average exercise price
Weighted average exercise price per share of options outstanding at beginning of period	CAD 61.07
Weighted average exercise price per share of options granted during period	92.16
Weighted average exercise price per share of options forfeited at end of period	78
Weighted average exercise price per share of options exercised during period	48.75
Weighted average exercise price per share of options outstanding at end of period	66.78	CAD 61.07
Weighted average exercise price per share of options exercisable at end of period	54.97
Nonvested options, weighted-average grant date fair value
Weighted average grant date fair value per share of nonvested options outstanding at beginning of period (in dollars per share)	11.16
Weighted average grant date fair value per share of nonvested options granted during the period (in dollars per share)	14.44	10.57	CAD 13.21
Weighted average grant date fair value of non-vested options forfeited	12.06
Weighted average grant date fair value per share of nonvested options that vested during the period (in dollars per share)	10.77
Weighted average grant date fair value per share of options outstanding at end of period (in dollars per share)	CAD 12.62	CAD 11.16
Stock options additional disclosures
Grant date fair value of option awards in period	CAD 14
Unrecognized compensation cost related to nonvested options outstanding	CAD 7
Weighted-average period of recognition for unrecognized compensation costs	2 years 7 months
Intrinsic value of options exercised	CAD 62	CAD 73	CAD 127
Cash received upon exercise of options	58	61	74
Related excess tax benefit realized	5	5	5
Grant date fair value of options vested	CAD 10	CAD 10	CAD 9